First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments
September 30, 2019 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (a) – 99.9%
	Capital Markets – 99.9%
67,021	First Trust Dow Jones Internet Index Fund (b)	$9,023,707
289,483	First Trust Financials AlphaDEX® Fund	9,208,454
178,614	First Trust Large Cap Growth AlphaDEX® Fund	12,502,980
103,671	First Trust NASDAQ-100- Technology Sector Index Fund	9,078,469
278,192	First Trust Small Cap Growth AlphaDEX® Fund	12,218,193
139,581	First Trust Technology AlphaDEX® Fund	9,093,702
314,510	First Trust Utilities AlphaDEX® Fund	9,325,222
	Total Investments – 99.9%	70,450,727
	(Cost $68,482,754) (c)
	Net Other Assets and Liabilities – 0.1%	50,010
	Net Assets – 100.0%	$70,500,737

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,990,411 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,022,438. The net unrealized appreciation was $1,967,973.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of September 30, 2019 is as follows:
	Total Value at 9/30/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 70,450,727	$ 70,450,727	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright DALI 1 ETF (DALI)
Portfolio of Investments (Continued)
September 30, 2019 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2019, and for the fiscal year-to-date period (January 1, 2019 to September 30, 2019) are as follows:
Security Name	Shares at 9/30/2019	Value at 12/31/2018	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2019	Dividend Income
First Trust Dow Jones Internet Index Fund	67,021	$ 5,402,875	$ 3,677,346	$ (951,917)	$ 840,863	$ 54,540	$ 9,023,707	$—
First Trust Financials AlphaDEX® Fund	289,483	—	9,354,937	(2,064)	(144,415)	(4)	9,208,454	51,933
First Trust Health Care AlphaDEX® Fund	—	5,244,175	2,095,571	(7,723,090)	746,992	(363,648)	—	—
First Trust Large Cap Growth AlphaDEX® Fund	178,614	7,097,305	4,574,035	(1,115,366)	1,860,301	86,705	12,502,980	60,658
First Trust NASDAQ-100- Technology Sector Index Fund	103,671	5,434,777	3,329,523	(1,602,492)	1,821,351	95,310	9,078,469	47,356
First Trust NYSE Arca Biotechnology Index Fund	—	5,171,688	3,898,824	(9,061,913)	1,420,976	(1,429,575)	—	—
First Trust Small Cap Growth AlphaDEX® Fund	278,192	6,902,795	5,280,184	(537,438)	540,896	31,756	12,218,193	11,045
First Trust Technology AlphaDEX® Fund	139,581	5,537,929	3,405,277	(1,445,397)	1,507,843	88,050	9,093,702	29,708
First Trust Utilities AlphaDEX® Fund	314,510	—	9,852,893	(1,006,103)	450,545	27,887	9,325,222	112,372
		$40,791,544	$45,468,590	$(23,445,780)	$9,045,352	$(1,408,979)	$70,450,727	$313,072

Additional Information
First Trust Dorsey Wright DALI 1 ETF (DALI)
September 30, 2019 (Unaudited)
Licensing Information
Nasdaq® and Nasdaq Dorsey Wright DALI 1 Index (“the Nasdaq Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.